UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2017

Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund

The fund's portfolio
11/30/16 (Unaudited)

SENIOR LOANS (81.3%)(a)(c)
	Principal amount	Value

Advertising and marketing services (1.0%)

Lions Gate Entertainment Corp. bank term loan FRN 5.00%, 3/17/22	$2,090,000	$2,121,350

Lions Gate Entertainment Corp. bank term loan FRN Ser. B, 3.75%, 10/12/23	6,000,000	5,980,002

		8,101,352
Automotive (0.9%)

FCA US, LLC bank term loan FRN Ser. B, 3.25%, 12/31/18	1,842,057	1,842,715

Navistar, Inc. bank term loan FRN Ser. B, 6.50%, 8/7/20	5,381,928	5,420,613

		7,263,328
Basic materials (9.7%)

Allnex USA, Inc. bank term loan FRN Ser. B2, 5.00%, 9/13/23	1,140,647	1,148,489

Allnex USA, Inc. bank term loan FRN Ser. B3, 5.00%, 9/13/23	859,353	865,261

Beacon Roofing Supply, Inc. bank term loan FRN Ser. B, 3.50%, 10/1/22	2,970,000	2,976,498

Builders FirstSource, Inc. bank term loan FRN 4.75%, 7/31/22	3,919,918	3,937,557

Chemours Co. (The) bank term loan FRN Ser. B, 3.75%, 5/12/22	3,715,984	3,674,180

Coveris Holdings SA bank term loan FRN Ser. B, 4.50%, 5/8/19	4,264,744	4,243,420

Forterra Finance, LLC bank term loan FRN 4.50%, 10/25/23	4,350,000	4,350,000

GCP Applied Technologies, Inc. bank term loan FRN Ser. B, 4.00%, 2/3/22	1,990,000	2,004,925

HD Supply, Inc. bank term loan FRN Ser. B, 3.75%, 10/17/23	3,970,000	3,983,649

Huntsman International, LLC bank term loan FRN Ser. B2, 3.75%, 4/1/23	4,000,000	4,015,000

Ineos US Finance, LLC bank term loan FRN 3.75%, 5/4/18	2,288,662	2,290,568

Kraton Polymers, LLC/Kraton Polymers Capital Corp. bank term loan FRN Ser. B , 6.00%, 1/6/22	4,765,000	4,790,150

MacDermid, Inc. bank term loan FRN Ser. B, 5.00%, 6/7/23	2,000,000	2,011,666

Multi Packaging Solutions, Ltd. bank term loan FRN Ser. D, 4.25%, 10/3/23 (United Kingdom)	2,500,000	2,500,000

Neon Holding Co., LLC bank term loan FRN Ser. B, 5.25%, 6/9/23	997,500	1,004,981

Novelis, Inc. bank term loan FRN Ser. B, 4.00%, 6/2/22	3,950,000	3,955,759

Oxbow Carbon & Minerals, LLC bank term loan FRN 8.00%, 1/19/20	1,000,000	970,000

PQ Corp. bank term loan FRN Ser. B, 5.25%, 11/4/22	1,995,000	2,004,560

Quikrete Holdings, Inc. bank term loan FRN Ser. B, 4.00%, 11/4/23	6,500,000	6,516,250

Solenis International LP bank term loan FRN 7.75%, 7/31/22	2,000,000	1,936,250

Solenis International LP bank term loan FRN 4.25%, 7/31/21	3,491,525	3,477,461

TMS International Corp. bank term loan FRN Ser. B, 4.50%, 10/16/20	4,785,971	4,738,111

Trinseo Materials Operating SCA bank term loan FRN Ser. B, 4.25%, 11/5/21	1,975,000	1,983,024

Univar, Inc. bank term loan FRN Ser. B, 4.25%, 7/1/22	3,964,962	3,972,397

Zekelman Industries, Inc. bank term loan FRN Ser. B, 6.00%, 6/14/21	2,653,350	2,659,983

		76,010,139
Broadcasting (3.5%)

Entercom Radio, LLC bank term loan FRN Ser. B, 4.50%, 11/1/23	2,000,000	2,007,500

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.274%, 1/30/19	7,105,000	5,461,969

Media General, Inc. bank term loan FRN 4.00%, 7/31/20	2,506,173	2,505,055

Sinclair Television Group, Inc. bank term loan FRN Ser. B, 3.00%, 4/9/20	3,879,630	3,885,449

Townsquare Media, Inc. bank term loan FRN Ser. B, 4.25%, 4/1/22	2,797,566	2,785,909

Tribune Media Co. bank term loan FRN Ser. B, 3.75%, 12/27/20	4,545,611	4,558,870

Univision Communications, Inc. bank term loan FRN 4.00%, 3/1/20	5,894,056	5,889,146

		27,093,898
Building materials (1.2%)

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20	3,619,106	3,628,153

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4.75%, 7/1/22	5,642,785	5,685,106

		9,313,259
Capital goods (6.0%)

Advanced Disposal Services, Inc. bank term loan FRN Ser. B, 3.50%, 10/28/23	3,781,988	3,784,352

Allison Transmission bank term loan FRN Ser. B, 3.25%, 9/23/22	276,033	277,906

Berry Plastics Group, Inc. bank term loan FRN Ser. G, 3.50%, 1/6/21	1,812,222	1,815,745

Berry Plastics Group, Inc. bank term loan FRN Ser. H, 3.75%, 10/1/22	3,428,120	3,443,118

Casella Waste Systems, Inc. bank term loan FRN Ser. B, 4.00%, 10/17/23	4,875,000	4,911,563

Cortes NP Acquistion Corp. bank term loan FRN Ser. B, 6.00%, 9/29/23	5,150,000	5,096,352

Gates Global, LLC/Gates Global Co. bank term loan FRN 4.25%, 7/6/21	7,070,059	7,009,178

GFL Environmental, Inc. bank term loan FRN Ser. B, 3.75%, 9/27/23	4,165,000	4,151,984

Harsco Corp. bank term loan FRN Ser. B, 6.00%, 11/2/23	4,000,000	4,050,000

Manitowac Foodservice, Inc. bank term loan FRN 5.75%, 3/3/23	2,975,846	3,016,764

Reynolds Group Holdings, Inc. bank term loan FRN 4.25%, 2/5/23	3,217,125	3,226,995

TransDigm, Inc. bank term loan FRN Ser. C, 3.75%, 2/28/20	3,852,505	3,851,630

TransDigm, Inc. bank term loan FRN Ser. E, 3.75%, 5/14/22	2,217,873	2,220,991

		46,856,578
Commercial and consumer services (1.2%)

Prime Security Services Borrower, LLC bank term loan FRN Ser. B, 4.75%, 5/2/22	2,992,500	3,012,699

Sabre GLBL, Inc. bank term loan FRN Ser. B, 4.00%, 2/19/19	1,659,503	1,668,146

Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, 5.00%, 9/2/21	4,569,198	4,590,139

		9,270,984
Communication services (5.5%)

Altice US Finance I Corp. bank term loan FRN Ser. B, 3.75%, 1/25/25	2,000,000	2,005,000

Asurion, LLC bank term loan FRN Ser. B5, 4.75%, 11/3/23	2,500,000	2,516,408

Asurion, LLC bank term loan FRN 8.50%, 3/3/21	2,007,000	2,015,781

Asurion, LLC bank term loan FRN Ser. B1, 5.00%, 5/24/19	552,438	554,706

Asurion, LLC bank term loan FRN Ser. B4, 5.00%, 8/4/22	1,193,919	1,200,784

Charter Communications Operating, LLC bank term loan FRN Ser. E, 3.00%, 7/1/20	1,089,566	1,091,684

Charter Communications Operating, LLC bank term loan FRN Ser. I, 3.50%, 1/24/23	3,980,000	4,009,850

CSC Holdings, LLC bank term loan FRN Ser. B, 3.876%, 9/8/24	3,289,474	3,293,586

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 3.75%, 6/30/19	1,839,628	1,769,656

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4.00%, 1/15/20	5,000,000	5,020,835

LTS Buyer, LLC bank term loan FRN Ser. B, 4.00%, 4/13/20	4,353,750	4,348,308

Numericable US, LLC bank term loan FRN Ser. B7, 5.002%, 1/15/24	4,477,500	4,499,888

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3.25%, 3/24/21	3,879,886	3,882,311

WideOpenWest Finance, LLC bank term loan FRN Ser. B, 4.50%, 8/19/23	5,000,000	4,994,445

Zayo Group, LLC bank term loan FRN Ser. B, 3.75%, 5/6/21	1,487,200	1,490,918

		42,694,160
Consumer staples (7.1%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4.00%, 2/14/21	4,652,700	4,573,772

Ceridian HCM Holding, Inc. bank term loan FRN Ser. B2, 4.50%, 9/15/20	3,561,098	3,500,264

Coty, Inc. bank term loan FRN Ser. B, 3.035%, 10/27/22	1,658,333	1,651,597

Del Monte Foods, Inc. bank term loan FRN 8.25%, 8/18/21	1,000,000	783,333

Del Monte Foods, Inc. bank term loan FRN 4.25%, 2/18/21	2,987,600	2,790,917

Galleria Co. bank term loan FRN Ser. B, 3.75%, 1/26/23	3,333,333	3,341,667

Jacobs Douwe Egberts International BV bank term loan FRN Ser. B, 3.25%, 7/2/22	2,301,387	2,301,387

JBS USA, LLC bank term loan FRN 4.00%, 9/18/22	2,481,250	2,476,082

JBS USA, LLC bank term loan FRN 3.75%, 9/17/20	1,455,000	1,452,272

Landry's, Inc. bank term loan FRN Ser. B, 4.00%, 10/4/23	3,750,000	3,771,094

Libbey Glass, Inc. bank term loan FRN Ser. B, 3.75%, 4/9/21	4,108,547	4,111,969

Maple Holdings Acquistion Corp. bank term loan FRN Ser. B, 5.25%, 3/3/23	3,879,840	3,918,638

Restaurant Brands International, Inc. bank term loan FRN Ser. B, 3.75%, 12/12/21	5,899,249	5,929,973

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.25%, 9/7/23	6,065,000	6,070,052

Rite Aid Corp. bank term loan FRN 5.75%, 8/21/20	1,900,000	1,905,345

Rite Aid Corp. bank term loan FRN 4.875%, 6/21/21	2,000,000	2,004,500

Yum! Brands, Inc. bank term loan FRN Ser. B, 3.281%, 6/16/23	4,987,500	5,022,413

		55,605,275
Energy (2.7%)

American Energy-Marcellus, LLC bank term loan FRN 5.25%, 8/4/20	1,850,000	946,584

Chesapeake Energy Corp. bank term loan FRN 8.50%, 8/23/21	5,383,000	5,703,289

EP Energy, LLC bank term loan FRN 9.75%, 6/30/21	2,486,333	2,520,520

MEG Energy Corp. bank term loan FRN Ser. B, 3.75%, 3/31/20	3,986,870	3,717,756

Paragon Offshore Finance Co. bank term loan FRN Ser. B, 5.25%, 7/18/21	4,937,500	1,761,043

Samson Investment Co. bank term loan FRN 6.50%, 9/25/18 (In default)(NON)	4,000,000	880,000

Tervita Corp. bank term loan FRN Ser. B, 6.25%, 5/15/18	1,772,451	1,750,295

Western Refining, Inc. bank term loan FRN Ser. B2, 5.50%, 6/23/23	3,630,900	3,639,977

		20,919,464
Entertainment (0.4%)

VGD Merger Sub, LLC bank term loan FRN 8.50%, 8/18/24	720,000	726,000

VGD Merger Sub, LLC bank term loan FRN 5.00%, 8/18/23	2,595,000	2,611,759

		3,337,759
Financials (3.7%)

Alliant Holdings I, LLC bank term loan FRN Ser. B, 4.753%, 8/14/22	3,950,000	3,947,531

Alliant Holdings I, LLC bank term loan FRN Ser. B2, 5.253%, 8/14/22	997,500	1,001,864

Altisource Solutions Sarl bank term loan FRN Ser. B, 4.50%, 12/9/20	4,818,269	4,661,675

Capital Automotive LP bank term loan FRN 6.00%, 4/29/20	2,500,000	2,510,938

ESH Hospitality, Inc. bank term loan FRN Ser. B, 3.75%, 8/30/23	4,140,000	4,169,324

HUB International, Ltd. bank term loan FRN Ser. B, 4.00%, 10/2/20	3,832,028	3,828,438

iStar, Inc. bank term loan FRN Ser. B, 5.50%, 7/1/20	2,992,049	3,025,709

Starwood Property Trust, Inc. bank term loan FRN 3.50%, 4/19/20	3,613,179	3,613,179

USI, Inc./NY bank term loan FRN Ser. B, 4.25%, 12/27/19	2,350,900	2,349,431

		29,108,089
Gaming and lottery (5.8%)

Amaya Holdings BV bank term loan FRN 5.00%, 8/1/21	2,940,281	2,937,341

American Casino & Entertainment Properties, LLC bank term loan FRN Ser. B, 4.25%, 7/7/22	3,835,805	3,845,395

Boyd Gaming Corp. bank term loan FRN Ser. B2, 3.446%, 9/15/23	2,400,000	2,412,499

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.25%, 3/1/17 (In default)(NON)	3,380,313	3,718,344

CBAC Borrower, LLC bank term loan FRN Ser. B, 8.25%, 7/2/20	2,233,125	2,194,045

CCM Merger, Inc. bank term loan FRN Ser. B, 4.50%, 8/9/21	949,769	952,144

CCM Merger, Inc. bank term loan FRN Ser. B, 4.00%, 8/9/21	1,709,717	1,713,991

Eldorado Resorts, Inc. bank term loan FRN Ser. B, 4.25%, 7/23/22	4,937,500	4,960,129

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B, 5.25%, 11/26/19 (Canada)	3,880,000	2,830,641

Golden Nugget, Inc. bank term loan FRN 4.50%, 11/21/19	2,196,246	2,216,836

Golden Nugget, Inc. bank term loan FRN 4.50%, 11/21/19	941,248	950,073

Penn National Gaming, Inc. bank term loan FRN Ser. B, 3.25%, 10/30/20	3,646,875	3,648,698

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6.00%, 10/1/21	7,383,712	7,442,553

Yonkers Racing Corp. bank term loan FRN 4.25%, 8/20/19	3,367,798	3,339,734

Yonkers Racing Corp. bank term loan FRN 8.75%, 8/20/20	2,000,000	1,986,250

		45,148,673
Health care (10.4%)

Acadia Healthcare Co., Inc. bank term loan FRN Ser. B2, 3.75%, 2/16/23	3,473,750	3,471,579

Akorn, Inc. bank term loan FRN Ser. B, 5.25%, 4/16/21	4,776,675	4,812,500

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B, 4.75%, 8/17/21	3,728,750	3,710,106

CHS/Community Health Systems, Inc. bank term loan FRN Ser. H, 4.00%, 1/27/21	6,401,581	6,024,343

Concordia International Corp. bank term loan FRN Ser. B, 5.25%, 10/21/21	3,974,975	3,319,104

DPx Holdings BV bank term loan FRN Ser. B, 4.25%, 3/11/21	5,545,412	5,528,776

Endo Luxembourg Finance Co. I SARL bank term loan FRN Ser. B, 3.75%, 9/25/22	2,992,462	2,973,293

Envision Healthcare Corp. bank term loan FRN Ser. B, 4.25%, 5/25/18	3,907,165	3,908,388

Envision Healthcare Corp./CO bank term loan FRN Ser. B, 3.75%, 11/15/23	5,000,000	5,004,165

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.449%, 2/27/21	3,550,844	3,577,134

IASIS Healthcare, LLC bank term loan FRN Ser. B, 4.50%, 5/3/18	2,618,582	2,577,667

Kinetic Concepts, Inc. bank term loan FRN Ser. F1, 5.00%, 11/4/20	3,795,103	3,719,201

Multiplan, Inc. bank term loan FRN Ser. B, 5.00%, 6/7/23	5,664,092	5,722,755

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4.75%, 6/30/21	5,379,592	5,256,028

Pharmaceutical Product Development, LLC bank term loan FRN 4.25%, 8/18/22	5,268,313	5,275,994

Pharmaceutical Product Development, LLC bank term loan FRN Ser. B, 4.25%, 8/18/22	1,000,000	1,001,458

Sterigenics-Nordion Holdings, LLC bank term loan FRN Ser. B, 4.25%, 5/15/22	4,950,000	4,931,438

Surgical Care Affiliates, Inc. bank term loan FRN Ser. B, 3.75%, 3/17/22	3,455,000	3,463,638

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. BD, 5.00%, 2/13/19	1,860,845	1,841,849

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. C2, 5.25%, 12/11/19	4,110,845	4,070,591

		80,190,007
Homebuilding (0.3%)

American Builders & Contractors Supply Co., Inc. bank term loan FRN Ser. B, 3.50%, 10/31/23	2,000,000	2,006,666

		2,006,666
Leisure (0.6%)

Steinway Musical Instruments, Inc. bank term loan FRN 4.75%, 9/19/19	4,817,126	4,636,484

		4,636,484
Lodging/Tourism (2.6%)

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21	5,237,305	5,237,305

CityCenter Holdings, LLC bank term loan FRN Ser. B, 4.25%, 10/16/20	4,492,213	4,523,097

Diamond Resorts International, Inc. bank term loan FRN Ser. B, 7.00%, 9/2/23	3,790,000	3,745,782

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 3.50%, 10/26/20	313,466	314,418

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B2, 3.097%, 10/25/23	3,204,483	3,224,511

MGM Growth Properties Operating Partnership LP bank term loan FRN Ser. B, 4.00%, 4/25/23	2,985,000	2,994,328

		20,039,441
Media (1.6%)

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19	5,622,573	4,850,875

Nielsen Finance, LLC bank term loan FRN Ser. B3, 2.50%, 10/4/23	3,000,000	3,012,189

Viacom, Inc. bank term loan FRN Ser. B, 4.50%, 10/17/23	4,787,736	4,810,181

		12,673,245
Retail (5.3%)

Academy, Ltd. bank term loan FRN Ser. B, 5.00%, 7/2/22	6,210,994	5,714,115

Bass Pro Group, LLC bank term loan FRN Ser. B, 5.75%, 11/14/23	3,000,000	2,976,429

Bass Pro Group, LLC bank term loan FRN Ser. B, 4.00%, 6/5/20	3,940,000	3,917,838

Family Tree Escrow, LLC bank term loan FRN Ser. B, 3.063%, 7/6/22	263,939	266,249

J Crew Group, Inc. bank term loan FRN Ser. B, 4.00%, 3/5/21	1,916,987	1,223,676

JC Penny Corp., Inc. bank term loan FRN Ser. B, 5.25%, 6/23/23	2,981,250	2,990,566

Jo-Ann Stores, LLC bank term loan FRN 6.00%, 9/29/23	5,000,000	4,968,750

Leslie's Poolmart, Inc. bank term loan FRN Ser. B, 5.25%, 8/16/23	2,000,000	2,010,000

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20	7,241,686	6,561,873

Petco Animal Supplies, Inc. bank term loan FRN Ser. B1, 5.00%, 1/26/23	6,699,375	6,744,971

Talbots, Inc. (The) bank term loan FRN 9.50%, 3/19/21	1,823,820	1,691,593

Talbots, Inc. (The) bank term loan FRN 5.50%, 3/19/20	2,710,780	2,645,269

		41,711,329
Technology (7.5%)

Avago Technologies Cayman Finance, Ltd. bank term loan FRN Ser. B3, 3.524%, 2/1/23	3,508,540	3,538,692

Avaya, Inc. bank term loan FRN Ser. B6, 6.50%, 3/31/18	2,114,363	1,845,663

Avaya, Inc. bank term loan FRN Ser. B7, 6.25%, 5/29/20	2,446,925	2,098,238

BMC Software, Inc. bank term loan FRN 5.00%, 9/10/20	4,688,889	4,579,483

CommScope, Inc. bank term loan FRN Ser. B, 3.25%, 12/29/22	3,960,000	3,972,375

Dell International, LLC bank term loan FRN Ser. B, 4.00%, 9/7/23	5,000,000	5,040,625

Diebold, Inc. bank term loan FRN Ser. B, 5.25%, 11/6/23	1,600,000	1,617,000

First Data Corp. bank term loan FRN 3.524%, 3/24/21	4,315,826	4,331,113

First Data Corp. bank term loan FRN Ser. B, 4.272%, 7/10/22	932,953	936,322

Inception Merger Sub, Inc. bank term loan FRN Ser. B, 5.00%, 10/26/23	6,150,000	6,193,929

Infor US, Inc. bank term loan FRN Ser. B5, 3.75%, 6/3/20	6,434,551	6,419,468

Krono's, Inc. bank term loan FRN 9.25%, 11/1/24	1,498,000	1,532,240

Krono's, Inc. bank term loan FRN 5.00%, 11/1/23	4,556,000	4,561,126

Micron Technology, Inc. bank term loan FRN Ser. B, 6.00%, 4/26/22	1,000,000	1,011,000

NXP BV bank term loan FRN Ser. F, 3.50%, 12/7/20	2,000,000	2,005,626

ON Semiconductor Corp. bank term loan FRN Ser. B, 3.25%, 3/31/23	4,500,000	4,521,875

Solera, LLC bank term loan FRN Ser. B, 5.75%, 3/3/23	2,500,000	2,522,570

Syniverse Holdings, Inc. bank term loan FRN 4.00%, 4/23/19	2,368,572	2,119,872

		58,847,217
Tire and rubber (0.2%)

American Tire Distributors , Inc. bank term loan FRN 5.25%, 9/26/21	1,863,950	1,835,990

		1,835,990
Transportation (0.7%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 4.25%, 4/28/22	4,825,375	4,772,296

Livingston International, Inc. bank term loan FRN 8.25%, 4/18/20 (Canada)	332,087	302,199

		5,074,495
Utilities and power (3.4%)

Calpine Construction Finance Co. LP bank term loan FRN Ser. B, 3.00%, 5/3/20	2,322,000	2,294,717

Calpine Construction Finance Co. LP bank term loan FRN Ser. B2, 3.25%, 1/31/22	2,747,828	2,720,350

Dynegy, Inc. bank term loan FRN Ser. C, 5.00%, 6/27/23	3,500,000	3,512,397

Energy Future Intermediate Holding Co., LLC bank term loan FRN 4.25%, 6/30/17	1,761,417	1,768,903

Energy Transfer Equity LP bank term loan FRN Ser. C, 4.042%, 12/2/19	5,570,000	5,568,012

NRG Energy, Inc. bank term loan FRN Ser. B, 3.50%, 6/30/23	5,236,875	5,247,783

Tex Operations Co., LLC bank term loan FRN Ser. B, 5.00%, 8/4/23	3,004,714	3,025,372

Tex Operations Co., LLC bank term loan FRN Ser. C, 5.00%, 8/4/23	685,286	689,997

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.998%, 10/10/17	6,830,362	1,989,343

		26,816,874

Total senior loans (cost $649,276,117)		$634,554,706

CORPORATE BONDS AND NOTES (13.8%)(a)
	Principal amount	Value

Basic materials (1.4%)

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%, 6/1/19 (France)	$1,288,000	$1,513,400

Cemex Finance, LLC 144A company guaranty sr. notes 9.375%, 10/12/22 (Mexico)	1,600,000	1,734,000

Cemex SAB de CV 144A company guaranty sr. sub. FRN 5.63%, 10/15/18 (Mexico)	1,500,000	1,558,125

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 10/15/19 (Canada)	750,000	754,688

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 2/15/20 (Canada)	679,000	671,361

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23	1,000,000	1,132,500

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2.50%, 1/15/19	222,000	220,335

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9.50%, 10/1/20 (Canada)	991,000	1,043,028

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20	1,000,000	1,027,500

Mercer International, Inc. company guaranty sr. unsec. notes 7.00%, 12/1/19 (Canada)	1,250,000	1,287,500

		10,942,437
Capital goods (1.3%)

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19	686,000	759,745

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. FRN 4.156%, 5/15/21 (Ireland)	4,000,000	4,084,993

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20	680,000	746,300

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN 4.38%, 7/15/21	3,240,000	3,308,850

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/29/20	1,250,000	1,293,750

		10,193,638
Communication services (1.6%)

AT&T, Inc. sr. unsec. unsub. FRN 1.768%, 6/30/20	2,000,000	2,001,420

CSC Holdings, LLC sr. unsec. unsub. notes 8.625%, 2/15/19	1,250,000	1,378,125

Digicel, Ltd. 144A sr. unsec. notes 7.00%, 2/15/20 (Jamaica)	1,900,000	1,783,625

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4.25%, 4/1/18	1,062,000	1,083,240

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18	1,000,000	1,098,750

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21	2,480,000	2,486,200

T-Mobile USA, Inc. company guaranty sr. unsec. bonds 6.542%, 4/28/20	1,500,000	1,548,282

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19	1,500,000	1,578,750

		12,958,392
Conglomerates (0.2%)

General Electric Capital Co. sr. unsec. unsub. FRN Ser. MTN, 1.261%, 5/5/26	2,000,000	1,933,334

		1,933,334
Consumer cyclicals (1.6%)

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)	740,000	751,100

CalAtlantic Group, Inc. company guaranty sr. unsec. notes 8.375%, 5/15/18	1,000,000	1,085,000

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20	1,000,000	982,500

Ford Motor Credit Co., LLC sr. unsec. unsub. FRB 1.806%, 11/4/19	2,150,000	2,160,858

General Motors Financial Co., Inc. company guaranty sr. unsec. FRN 2.44%, 1/15/20	2,275,000	2,294,030

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. FRB 2.94%, 1/15/19	463,000	473,794

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.375%, 11/1/18	2,000,000	2,070,000

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21	2,545,000	2,551,363

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.125%, 2/15/21	160,000	166,400

		12,535,045
Consumer staples (0.6%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.90%, 2/1/19	3,000,000	2,999,958

Hertz Corp. (The) company guaranty sr. unsec. notes 4.25%, 4/1/18	1,298,000	1,294,755

		4,294,713
Energy (1.0%)

Cenovus Energy, Inc. sr. unsec. notes 5.70%, 10/15/19 (Canada)	1,000,000	1,063,772

CHC Helicopter SA company guaranty sr. notes 9.25%, 10/15/20 (Canada) (In default)(NON)	1,120,500	549,045

Halcon Resources Corp. 144A company guaranty notes 8.625%, 2/1/20	1,470,000	1,499,400

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)	700,000	742,000

Shell International Finance BV company guaranty sr. unsec. unsub. FRN 1.352%, 5/11/20 (Netherlands)	2,025,000	2,027,349

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20	1,722,000	1,816,710

		7,698,276
Financials (4.2%)

Ally Financial, Inc. company guaranty sr. unsec. notes 4.75%, 9/10/18	2,000,000	2,055,200

Bank of America Corp. sr. unsec. notes 5.75%, 12/1/17	2,000,000	2,077,900

Barclays PLC sr. unsec. unsub. FRN 2.992%, 8/10/21 (United Kingdom)	2,000,000	2,049,904

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19	1,500,000	1,583,438

Citigroup, Inc. sr. unsec. FRN 2.255%, 9/1/23	3,000,000	3,013,425

CNO Financial Group, Inc. sr. unsec. unsub. notes 4.50%, 5/30/20	1,000,000	1,026,250

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRB Ser. GMTN, 2.64%, 10/28/27	3,000,000	3,027,237

iStar, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 7/1/18(R)	2,000,000	1,985,000

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%, perpetual maturity	3,000,000	3,063,750

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN 1.912%, 9/13/21 (Japan)	3,000,000	3,001,923

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. sub. notes 6 1/2s, 8/1/18	1,790,000	1,812,375

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19	2,000,000	2,035,000

Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 1.778%, 3/31/17 (United Kingdom)	1,149,000	1,148,994

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18	1,500,000	1,230,000

Wells Fargo & Co. sr. unsec. unsub. FRN 2.175%, 3/4/21	2,000,000	2,045,992

Wells Fargo Bank, NA sr. unsec. FRN Ser. BKNT, 1.622%, 1/22/18	2,000,000	2,011,496

		33,167,884
Health care (0.9%)

Actavis Funding SCS company guaranty sr. unsec. unsub. FRN 2.10%, 3/12/20 (Luxembourg)	2,000,000	2,029,036

CHS/Community Health Systems, Inc. company guaranty sr. sub. notes 5.125%, 8/15/18	201,000	195,975

Tenet Healthcare Corp. company guaranty sr. FRN 4.35%, 6/15/20	1,805,000	1,805,000

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18	1,268,000	1,321,890

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 8/15/18	1,500,000	1,421,250

		6,773,151
Technology (0.4%)

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19	2,000,000	1,742,500

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)	1,235,000	1,299,838

		3,042,338
Utilities and power (0.6%)

AES Corp./Virginia (The) sr. unsec. FRN 3.842%, 6/1/19	980,000	972,650

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19	1,500,000	1,515,000

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05%, 12/1/19	2,000,000	2,019,878

		4,507,528

Total corporate bonds and notes (cost $108,725,983)		$108,046,736

COMMON STOCKS (0.1%)(a)
	Shares	Value

Tribune Media Co. Class 1C(F)	591,290	$147,822

Vantage Drilling International (Units) (Cayman Islands)(NON)	5,979	514,194

Total common stocks (cost $572,522)		$662,016

SHORT-TERM INVESTMENTS (10.1%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.50%(AFF)	78,800,235	$78,800,235

Total short-term investments (cost $78,800,235)		$78,800,235

TOTAL INVESTMENTS

Total investments (cost $837,374,857)(b)		$822,063,693

FORWARD CURRENCY CONTRACTS at 11/30/16 (aggregate face value $2,982,545) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A.
	Canadian Dollar	Buy	1/18/17	$70,091	$71,747	$(1,656)
	Canadian Dollar	Sell	1/18/17	70,091	71,425	1,334
HSBC Bank USA, National Association
	Canadian Dollar	Buy	1/18/17	104,205	105,013	(808)
	Canadian Dollar	Sell	1/18/17	104,205	106,610	2,405
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/18/17	744,782	761,208	16,426
UBS AG
	Canadian Dollar	Sell	1/18/17	1,824,525	1,866,542	42,017

Total						$59,718

Key to holding's abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2016 through November 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $780,304,347.
(b)	The aggregate identified cost on a tax basis is $837,432,399, resulting in gross unrealized appreciation and depreciation of $6,431,692 and $21,800,398, respectively, or net unrealized depreciation of $15,368,706.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$41,683,464	$214,099,159	$176,982,388	$211,219	$78,800,235
	Totals	$41,683,464	$214,099,159	$176,982,388	$211,219	$78,800,235
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $322 to cover certain derivative contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $322 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$147,822
Energy	514,194	—	—
Total common stocks	514,194	—	147,822
Corporate bonds and notes	—	108,046,736	—
Senior loans	—	634,554,706	—
Short-term investments	78,800,235	—	—

Totals by level	$79,314,429	$742,601,442	$147,822

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$59,718	$—

Totals by level	$—	$59,718	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$62,182	$2,464

Total	$62,182	$2,464

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$3,300,000

The following
	table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Citibank, N.A.	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	UBS AG	Total

	Assets:
	Forward currency contracts#	$1,334	$2,405	$16,426	$42,017	$62,182

	Total Assets	$1,334	$2,405	$16,426	$42,017	$62,182

	Liabilities:
	Forward currency contracts#	1,656	808	—	—	2,464

	Total Liabilities	$1,656	$808	$—	$—	$2,464

	Total Financial and Derivative Net Assets	$(322)	$1,597	$16,426	$42,017	$59,718
	Total collateral received (pledged)##†	$—	$—	$—	$—
	Net amount	$(322)	$1,597	$16,426	$42,017

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 26, 2017